CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets - Additional information (Details) - $ / shares	Dec. 31, 2025	Jun. 30, 2025	May 01, 2024	Mar. 29, 2024	Mar. 28, 2024	Oct. 16, 2023	Mar. 15, 2023
Class A ordinary shares [Member]
Parent company balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0925
Ordinary shares, shares authorized	500,000,000	500,000,000		500,000,000	150,000,000
Ordinary shares, shares issued	10,627,426	10,627,426				1,175,000
Ordinary shares, shares outstanding	10,627,426	10,627,426	141,703,218
Class A ordinary shares [Member] | RECON TECHNOLOGY LTD
Parent company balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	10,627,426	10,627,426
Ordinary shares, shares outstanding	10,627,426	10,627,426
Class B ordinary shares [Member]
Parent company balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0925		$ 0.0925
Ordinary shares, shares authorized	80,000,000	80,000,000		80,000,000	20,000,000
Ordinary shares, shares issued	20,000,000	20,000,000
Ordinary shares, shares outstanding	20,000,000	20,000,000
Class B ordinary shares [Member] | RECON TECHNOLOGY LTD
Parent company balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	80,000,000	80,000,000
Ordinary shares, shares issued	20,000,000	20,000,000
Ordinary shares, shares outstanding	20,000,000	20,000,000